[UBS LOGO]
GLOBAL ASSET MANAGEMENT

UBS PAINEWEBBER CASHFUND, INC.

SEMIANNUAL REPORT

SEPTEMBER 30, 2002

UBS PAINEWEBBER CASHFUND, INC.

NOVEMBER 14, 2002

DEAR SHAREHOLDER,

We present you with the semiannual report for UBS PaineWebber Cashfund, Inc. for the six months ended September 30, 2002.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q: COULD YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A: In the Fund's annual report to shareholders for the one-year period that ended March 31, 2002, we explained that in the aftermath of the September 11 terrorist attacks, the prospects for a rapid economic recovery were unlikely. However, the Federal Reserve Board (the "Fed") moved quickly to stabilize the economy and add liquidity to the financial system. All told, from September 2001 through December 2001, the Fed cut rates four times and, by the end of the year, the federal funds rate (the rate U.S. banks charge each other for overnight loans) was 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, gross domestic product (GDP) rose a surprising 2.7% during the fourth quarter of 2001.

   As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted, as the GDP ultimately posted a 5.0% growth rate during the quarter. However, that uptick proved short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, and waning consumer confidence in light of the stock market's decline, as well as corporate accounting scandals, all took their toll. The end result: second quarter 2002 GDP growth was a less-than-expected 1.3%. Although third quarter GDP came in at 4.0%, as of this writing investors were already focusing on fourth quarter GDP, as it may be an indicator as to whether a sustainable economic recovery is likely.

UBS PAINEWEBBER
CASHFUND, INC.

INVESTMENT GOAL:

Current income, stability
of principal and high
liquidity.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset
Management (US) Inc.

COMMENCEMENT:

January 20, 1978

DIVIDEND PAYMENTS:

Monthly

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    1
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UBS PAINEWEBBER CASHFUND, INC.

Q: HOW DID YOU POSITION THE CASHFUND'S PORTFOLIO DURING THE PERIOD?

A: Given the prevailing interest rate environment and the volatility in the corporate credit markets, we utilized a variety of strategies to enhance returns during the reporting period. First, the portfolio utilized what is known as a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

   Second, given the uncertainty around the economy, the proliferation of corporate accounting scandals and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As a result, we were able to avoid the problems that plagued the corporate credit markets.

Q: WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING
   THE PORTFOLIO GOING FORWARD?

A: Looking ahead, we are skeptical about the strength of an economic recovery.
   Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting of the stock market bubble, a weak job market, high levels of consumer debt, and the potential for war with Iraq, we do not believe that consumers alone will have the ability to support a high level of growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Finally, the manufacturing sector, which appeared to be strengthening, has also taken a step backwards in recent months.

   While we don't think the economy will dip back into a recession, the risk exists. Post period-end, the Fed, after spending some time waiting for clearer signs on the economy, made the decision at its November meeting to lower the federal funds rate by 50 basis points, down to 1.25%. In a statement, the Fed cited economic data that confirmed uncertainty in the marketplace as the primary reason for the move, which was implemented in order to provide support "as the economy works its way through [its] current soft spot."

   In terms of our strategy for the Fund, credit quality and liquidity will continue to be paramount, and we expect to allocate a large portion of the portfolio to Treasuries and Agencies. We also anticipate maintaining the Fund's barbell strategy, and expect to have a longer-weighted average maturity versus our peers.

--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Brian M. Storms
-------------------
Brian M. Storms
PRESIDENT
UBS PaineWebber Cashfund, Inc.
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan
-----------------
Susan P. Ryan
PORTFOLIO MANAGER
UBS PaineWebber Cashfund, Inc.
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended September 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.



* Mutual funds are sold by prospectus only. The prospectus for the fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    3

UBS PAINEWEBBER CASHFUND, INC.

PERFORMANCE AT A GLANCE

PERFORMANCE              9/30/02                              3/31/02                               9/30/01
------------------------------------------------------------------------------------------------------------
Seven-Day Yield*          1.29%                                1.41%                                 2.96%
------------------------------------------------------------------------------------------------------------
Weighted Average
Maturity                 52 days                              53 days                               52 days
------------------------------------------------------------------------------------------------------------
Net Assets (bln)          $6.9                                 $7.0                                  $6.8
------------------------------------------------------------------------------------------------------------

SECTOR
ALLOCATION**             9/30/02                              3/31/02                               9/30/01
------------------------------------------------------------------------------------------------------------
                                   U.S. Government &
Commercial Paper          45.3%    Agency Obligations          43.1%     Commercial Paper            45.1%
------------------------------------------------------------------------------------------------------------
U.S. Government &                                                        U.S. Government &
Agency Obligations        37.0     Commercial Paper            41.8      Agency Obligations          35.8
------------------------------------------------------------------------------------------------------------
                                                                         Short-Term Corporate
Money Market Funds         5.1     Money Market Funds           5.6      Obligations                  9.2
------------------------------------------------------------------------------------------------------------
Bank Obligations           4.3     Bank Obligations             4.6      Money Market Funds           7.8
------------------------------------------------------------------------------------------------------------
                                   Short-Term Corporate
Certificates of Deposit    4.2     Obligations                  2.9      Bank Obligations             2.0
------------------------------------------------------------------------------------------------------------
Short-Term Corporate                                                     Other Assets in Excess
Obligations                4.0     Certificates of Deposit      2.6      of Liabilities               0.1
------------------------------------------------------------------------------------------------------------
Other Assets in Excess             Liabilities in Excess of
of Liabilities             0.1     Other Assets                (0.6)
------------------------------------------------------------------------------------------------------------
TOTAL                    100.0%    TOTAL                      100.0%     TOTAL                      100.0%
------------------------------------------------------------------------------------------------------------

*  Yields will fluctuate.

** Weightings represent percentages of net assets as of the dates indicated. The
   Fund's portfolio is actively managed and its composition will vary over time.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             MATURITY       INTEREST
  (000)                                              DATES           RATES          VALUE
---------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS--36.97%
---------------------------------------------------------------------------------------------
 $580,000  U.S. Treasury Bills                      10/10/02 to      1.580 to
                                                    12/26/02         1.675%@     $579,144,978
---------------------------------------------------------------------------------------------
   25,000  U.S. Treasury Notes                      12/31/02         5.625         25,231,310
---------------------------------------------------------------------------------------------
  201,000  Federal Farm Credit Bank                 10/01/02         1.750 to
                                                                     1.775*       200,980,450
---------------------------------------------------------------------------------------------
   50,000  Federal Farm Credit Bank                 08/06/03         2.300         50,000,000
---------------------------------------------------------------------------------------------
  100,000  Federal Home Loan Bank                   10/01/02         1.740 to
                                                                     1.775*        99,980,862
---------------------------------------------------------------------------------------------
   90,000  Federal Home Loan Bank                   10/09/02 to      1.705 to
                                                    10/11/02         1.730@        89,961,833
---------------------------------------------------------------------------------------------
  460,000  Federal Home Loan Bank                   04/04/03 to      1.900 to
                                                    10/10/03         2.720        460,000,000
---------------------------------------------------------------------------------------------
  100,000  Federal Home Loan Mortgage Corp.         10/04/02 to      1.700 to
                                                    12/27/02         1.910@        99,762,125
---------------------------------------------------------------------------------------------
   50,000  Federal Home Loan Mortgage Corp.         08/14/03         2.000         50,000,000
---------------------------------------------------------------------------------------------
  185,000  Federal National Mortgage Association    10/01/02         1.750 to
                                                                     1.798*       185,002,475
---------------------------------------------------------------------------------------------
  357,137  Federal National Mortgage Association    10/02/02 to      1.640 to
                                                    12/18/02         1.750@       356,687,432
---------------------------------------------------------------------------------------------
   50,000  Federal National Mortgage Association    08/28/03 to      1.950 to
                                                    09/26/03         2.000         50,000,000
---------------------------------------------------------------------------------------------
   40,000  Student Loan Marketing Association       10/01/02         1.730*        39,991,028
---------------------------------------------------------------------------------------------
  265,000  Student Loan Marketing Association       04/02/03 to      2.250 to
                                                    07/25/03         3.000        264,993,262
---------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$2,551,735,755)                                                        2,551,735,755
---------------------------------------------------------------------------------------------

DOMESTIC BANK NOTES--4.27%
---------------------------------------------------------------------------------------------
  170,000  LaSalle Bank N.A.                        10/10/02 to      1.750 to
                                                    03/18/03         2.450        169,999,524
---------------------------------------------------------------------------------------------
  125,000  Wells Fargo Bank N.A.                    10/01/02         1.800 to
                                                                     1.820*       125,000,870
---------------------------------------------------------------------------------------------
Total Domestic Bank Notes (cost--$295,000,394)                                    295,000,394
---------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--4.20%
---------------------------------------------------------------------------------------------
   75,000  Citibank N.A.                            10/23/02 to      1.770 to
                                                    10/25/02         1.775         75,000,000
---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                   MATURITY       INTEREST
  (000)                                                    DATES           RATES         VALUE
--------------------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT--(CONCLUDED)
--------------------------------------------------------------------------------------------------
 $215,000  State Street Bank & Trust Co.                  10/28/02 to    1.680 to
                                                          12/30/02       1.760%       $215,000,000
--------------------------------------------------------------------------------------------------
Total Domestic Certificates of Deposit
  (cost--$290,000,000)                                                                 290,000,000
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--45.27%
--------------------------------------------------------------------------------------------------
  ASSET BACKED-AUTO & TRUCK--1.45%
  100,000  New Center Asset Trust                         10/04/02       1.760          99,985,333
--------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--1.74%
  120,060  Stellar Funding Group, Inc.                    10/01/02       1.770         120,060,000
--------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--16.45%
  140,000  Asset Securitization Cooperative Corp.         10/07/02 to
                                                          10/09/02       1.760         139,955,022
--------------------------------------------------------------------------------------------------
   50,000  Enterprise Funding Corp.                       10/17/02       1.770          49,960,667
--------------------------------------------------------------------------------------------------
  120,000  Galaxy Funding, Inc.                           10/10/02 to    1.760 to
                                                          10/21/02       1.800         119,919,811
--------------------------------------------------------------------------------------------------
   75,000  Giro Funding U.S. Corp.                        11/25/02       1.770          74,797,188
--------------------------------------------------------------------------------------------------
  152,125  Old Line Funding Corp.                         10/01/02 to    1.760 to
                                                          10/15/02       2.000         152,062,655
--------------------------------------------------------------------------------------------------
   99,000  Pennine Funding                                10/02/02 to
                                                          10/03/02       1.800          98,991,600
--------------------------------------------------------------------------------------------------
   50,000  Quincy Capital Corp.                           10/01/02       1.870          50,000,000
--------------------------------------------------------------------------------------------------
   50,000  Receivables Capital Corp.                      10/11/02       1.770          49,975,417
--------------------------------------------------------------------------------------------------
  170,401  Thunderbay Funding                             10/01/02 to    1.760 to
                                                          10/25/02       1.980         170,338,466
--------------------------------------------------------------------------------------------------
   30,000  Variable Funding Capital Corp.                 10/08/02       1.700          29,990,083
--------------------------------------------------------------------------------------------------
  200,000  Windmill Funding Corp.                         10/04/02 to    1.760 to
                                                          10/15/02       1.770         199,918,917
--------------------------------------------------------------------------------------------------
                                                                                     1,135,909,826
--------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--6.24%
  100,000  Danske Corp.                                   10/16/02 to    1.660 to
                                                          10/18/02       1.760       99,923,861
--------------------------------------------------------------------------------------------------
   80,000  Dexia Delaware LLC                             10/10/02       1.760       79,964,800
--------------------------------------------------------------------------------------------------
   50,000  Fortis Funding LLC                             10/07/02       1.740       49,985,500
--------------------------------------------------------------------------------------------------
   11,000  National Australia Funding (Delaware), Inc.    10/03/02       1.740       10,998,937
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                   MATURITY       INTEREST
  (000)                                                    DATES           RATES         VALUE
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--(CONTINUED)
--------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--(CONCLUDED)
 $100,000  Nordea North America, Inc.                     10/16/02 to    1.750 to
                                                          10/23/02       1.780%        $99,904,528
--------------------------------------------------------------------------------------------------
   40,000  Societe Generale North America, Inc.           11/01/02       1.750          39,939,722
--------------------------------------------------------------------------------------------------
   50,000  Stadshypotek Delaware, Inc.                    10/07/02       1.770          49,985,250
--------------------------------------------------------------------------------------------------
                                                                                       430,702,598
--------------------------------------------------------------------------------------------------
  BROKERAGE--2.90%
  100,000  Goldman Sachs Group, Inc                       10/17/02       1.760          99,921,778
--------------------------------------------------------------------------------------------------
  100,000  Morgan Stanley & Co.                           10/01/02       2.000         100,000,000
--------------------------------------------------------------------------------------------------
                                                                                       199,921,778
--------------------------------------------------------------------------------------------------
  ENERGY - INTEGRATED--3.40%
   57,087  Exxon Imperial U.S., Inc.                      10/18/02       1.750          57,039,824
--------------------------------------------------------------------------------------------------
  100,000  Koch Industries                                10/01/02       1.980         100,000,000
--------------------------------------------------------------------------------------------------
   78,000  Shell Finance (UK) PLC                         01/28/03 to    1.700 to
                                                          03/11/03       1.770          77,459,542
--------------------------------------------------------------------------------------------------
                                                                                       234,499,366
--------------------------------------------------------------------------------------------------
  FINANCE - NONCAPTIVE CONSUMER--5.89%
  200,000  American Express Credit Corp.                  10/16/02 to
                                                          10/28/02       1.750         199,812,847
--------------------------------------------------------------------------------------------------
   50,000  American General Finance Corp.                 10/29/02       1.750          49,931,945
--------------------------------------------------------------------------------------------------
  157,000  Household Finance Corp.                        10/01/02 to    1.740 to
                                                          11/07/02       1.980         156,889,769
--------------------------------------------------------------------------------------------------
                                                                                       406,634,561
--------------------------------------------------------------------------------------------------
  FINANCE - NONCAPTIVE DIVERSIFIED--1.81%
  125,000  GE Capital International Funding, Inc.         10/01/02 to    1.760 to
                                                          10/02/02       1.770         124,996,333
--------------------------------------------------------------------------------------------------
  FOOD & BEVERAGE--0.38%
   26,500  Nestle Australia Ltd.                          10/04/02       1.800          26,496,025
--------------------------------------------------------------------------------------------------
  INSURANCE - P&C--0.72%
   50,000  Marsh & McLennan Co., Inc.                     11/12/02       1.700          49,900,833
--------------------------------------------------------------------------------------------------
  MEDIA - PUBLISHING--0.43%
   30,000  Gannett Co.                                   10/10/02        1.750          29,986,875
--------------------------------------------------------------------------------------------------
  METALS & MINING--0.87%
   40,000  Rio Tinto America, Inc.                        10/23/02       1.750          39,957,222
--------------------------------------------------------------------------------------------------
   20,030  Rio Tinto Ltd.                                 10/18/02       1.750          20,013,448
--------------------------------------------------------------------------------------------------
                                                                                        59,970,670
--------------------------------------------------------------------------------------------------

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UBS Global Asset Management                                                    7

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2002 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                   MATURITY       INTEREST
  (000)                                                    DATES           RATES         VALUE
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER@--(CONCLUDED)
--------------------------------------------------------------------------------------------------
  PHARMACEUTICALS--0.87%
  $60,000  Pfizer, Inc.                                   11/14/02       1.730%        $59,873,133
--------------------------------------------------------------------------------------------------
  TELECOM - WIRELINES--2.12%
  146,335  SBC International, Inc.                        10/08/02 to
                                                          10/24/02       1.750         146,229,237
--------------------------------------------------------------------------------------------------
Total Commercial Paper (cost--$3,125,166,568)                                        3,125,166,568
--------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--4.06%
--------------------------------------------------------------------------------------------------
  ASSET BACKED-FINANCE--2.68%
   75,000  CC (USA), Inc.                                 10/01/02       1.830*         75,000,000
--------------------------------------------------------------------------------------------------
   25,000  Dorada Finance, Inc.                           10/01/02       1.825*         24,998,815
--------------------------------------------------------------------------------------------------
   85,000  K2 (USA) LLC                                   10/15/02 to    1.783 to
                                                          10/22/02       1.803*         85,000,000
--------------------------------------------------------------------------------------------------
                                                                                       184,998,815
--------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--0.44%
   30,000  Wells Fargo & Co.                              10/15/02       1.863*         30,000,000
--------------------------------------------------------------------------------------------------
  FINANCE - NONCAPTIVE DIVERSIFIED--0.94%
   50,000  GE Capital Corp.                               10/09/02       1.840*         50,000,000
--------------------------------------------------------------------------------------------------
   15,000  GE Capital Corp.                               01/15/03       5.375          15,122,946
                                                                                        65,122,946
--------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$280,121,761)                                                                 280,121,761
--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF NET ASSETS -- SEPTEMBER 30, 2002 (UNAUDITED)

NUMBER OF
 SHARES                                                   MATURITY       INTEREST
  (000)                                                    DATES           RATES         VALUE
---------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS--5.13%
---------------------------------------------------------------------------------------------------
  270,529  AIM Liquid Assets Portfolio                    10/01/02       1.790%+       $270,528,701
---------------------------------------------------------------------------------------------------
      345  AIM Prime Portfolio                            10/01/02       1.670+             344,599
---------------------------------------------------------------------------------------------------
   80,877  BlackRock Provident Institutional
            TempFund                                      10/01/02       1.667+          80,876,545
---------------------------------------------------------------------------------------------------
    2,461  Dreyfus Cash Management Fund                   10/01/02       1.677+           2,460,555
---------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$354,210,400)                                           354,210,400
---------------------------------------------------------------------------------------------------
Total Investments (cost--$6,896,234,878
  which approximates cost for federal income
  tax purposes)--99.90%                                                               6,896,234,878
---------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.10%                                              6,947,210
---------------------------------------------------------------------------------------------------
Net Assets (applicable to 6,903,499,753 shares
  outstanding equivalent to $1.00 per share)--100.00%                                $6,903,182,088
---------------------------------------------------------------------------------------------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of September 30, 2002, and reset periodically.

@  Interest rates shown are the discount rates at date of purchase.

+  Interest rates shown reflect yield at September 30, 2002.


                     Weighted average maturity -- 52 days.



                See accompanying notes to financial statements

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS PAINEWEBBER CASHFUND, INC.

STATEMENT OF OPERATIONS

                                                                  For the Six
                                                                 Months Ended
                                                              September 30, 2002
                                                                 (unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                         $66,626,004
--------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and administration fees                     11,975,040
--------------------------------------------------------------------------------
  Transfer agency and related services fees                        5,651,363
--------------------------------------------------------------------------------
  Insurance expense                                                  829,126
--------------------------------------------------------------------------------
  Reports and notices to shareholders                                387,171
--------------------------------------------------------------------------------
  Custody and accounting                                             360,446
--------------------------------------------------------------------------------
  State registration fees                                            265,469
--------------------------------------------------------------------------------
  Professional fees                                                   92,169
--------------------------------------------------------------------------------
  Directors' fees                                                     69,727
--------------------------------------------------------------------------------
  Other expenses                                                      16,570
--------------------------------------------------------------------------------
                                                                  19,647,081
--------------------------------------------------------------------------------
Net investment income                                             46,978,923
--------------------------------------------------------------------------------
Net realized gains from investment transactions                      121,157
--------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $47,100,080
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                     For the Six
                                                      Months Ended         For the
                                                   September 30, 2002    Year Ended
                                                       (unaudited)     March 31, 2002
-------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                   $46,978,923      $191,554,170
-------------------------------------------------------------------------------------
Net realized gains from investment transactions             121,157           341,097
-------------------------------------------------------------------------------------
Net increase in net assets resulting from operations     47,100,080       191,895,267
-------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                                   (46,978,923)     (191,554,170)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital share transactions                           (112,469,386)      225,448,305
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets                  (112,348,229)      225,789,402
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   7,015,530,317     6,789,740,915
-------------------------------------------------------------------------------------
End of period                                        $6,903,182,088    $7,015,530,317
-------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PaineWebber Cashfund, Inc. (the "Fund") was incorporated in Maryland on January 20, 1978 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS PAINEWEBBER CASHFUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM*)"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, UBS PaineWebber receives compensation from the Fund, accrued daily and paid monthly equivalent to 0.500% per annum of the Fund's first $500 million of average daily net assets; 0.425% of the next $500 million; 0.390% of the next $500 million; 0.380% of the next $500 million; 0.350% of the next $500 million; 0.345% of the next $1.0 billion; 0.325% of the next $500 million; 0.315% of the next $500 million; 0.300% of the next $500 million; 0.290% of the next $500 million; and 0.280% of average daily net assets in excess of $5.5 billion. At September 30, 2002, the Fund owed UBS PaineWebber $1,967,340 in investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Fund pursuant to a Sub-Advisory Contract and a Sub-Administration Contract between UBS PaineWebber and UBS Global AM. In accordance with the Sub-Advisory and Sub-Administration Contracts, UBS PaineWebber (not the Fund) pays UBS Global AM for sub-advisory and sub-administration services provided to the Fund.

TRANSFER AGENCY AND RELATED SERVICES FEES

UBS PaineWebber provides transfer agency and related services to the Fund pursuant to a delegation of authority from PFPC Inc. ("PFPC"), the Fund's transfer agent, and is compensated for these services by PFPC, not the Fund. For the six months ended September 30, 2002, UBS PaineWebber received from PFPC, not the Fund, approximately 55% of the total transfer agency and related services fees collected by PFPC from the Fund.

OTHER LIABILITIES

At September 30, 2002, dividends payable and accrued expenses excluding investment advisory and administration fees were $1,988,868 and $2,901,945, respectively.

MONEY MARKET FUND INSURANCE BONDS

At September 30, 2002, the Fund had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Fund. These loss events include non-payment of principal or interest or a

---------------
* UBS PaineWebber is a service mark of UBS AG.

--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS PAINEWEBBER CASHFUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. During the six months ended September 30, 2002, the Fund did not use these insurance bonds.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At September 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the six months ended September 30, 2002 and the fiscal year ended March 31, 2002, was ordinary income.

At March 31, 2002, the Fund had a net capital loss carryforward of $267,554. This loss carryforward is available as a reduction, to the extent provided in the regulations, of any future net realized gains, and will expire by March 31, 2003. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

There are 20 billion shares of $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                For the Six        For the
                                               Months Ended      Year Ended
                                            September 30, 2002 March 31, 2002
--------------------------------------------------------------------------------
Shares sold                                    9,996,157,555    20,333,801,727
--------------------------------------------------------------------------------
Shares repurchased                           (10,155,437,372)  (20,296,981,843)
--------------------------------------------------------------------------------
Dividends reinvested                              46,810,431       188,628,421
--------------------------------------------------------------------------------
Net increase (decrease) in shares outstanding   (112,469,386)      225,448,305
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS PAINEWEBBER CASHFUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                          FOR THE SIX
                         MONTHS ENDED                 FOR THE YEARS ENDED MARCH 31,
                      SEPTEMBER 30, 2002 ------------------------------------------------------
                          (UNAUDITED)     2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD         $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------
Net investment income        0.0068      0.0282      0.0586      0.0486      0.0487      0.0511
-----------------------------------------------------------------------------------------------
Dividends from net
  investment income         (0.0068)    (0.0282)    (0.0586)    (0.0486)    (0.0487)    (0.0511)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF PERIOD               $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                    0.68%       2.85%       6.02%       4.97%       4.98%       5.23%
-----------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets,
  end of period (000's)  $6,903,182  $7,015,530  $6,789,741  $6,055,389  $6,112,559  $5,683,262
-----------------------------------------------------------------------------------------------
Expenses to average
  net assets                   0.56%*      0.55%       0.56%       0.55%       0.52%       0.56%
-----------------------------------------------------------------------------------------------
Net investment income
  to average net assets        1.35%*      2.79%       5.85%       4.86%       4.86%       5.11%
-----------------------------------------------------------------------------------------------

*  Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

DIRECTORS

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN                                William W. Hewitt, Jr.
Margo N. Alexander                      Morton L. Janklow
Richard Q. Armstrong                    Frederic V. Malek
David J. Beaubien                       Carl W. Schafer
Richard R. Burt                         William D. White
Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         Susan P. Ryan
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT

INVESTMENT ADVISOR AND
ADMINISTRATOR
UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C)2002 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

                                                                 --------------
                                                                    Presorted
[LOGO]                                                              Standard
                                                                   U.S.Postage
UBS GLOBAL ASSET MANAGEMENT (US) INC.                                 PAID
51 West 52nd Street                                               Smithtown, NY
New York, NY 10019-6114                                             Permit 700
                                                                 --------------